Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Amounts Recognized in Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Accumulated other comprehensive income after tax	$ 2,717	$ 3,152
Pension Benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net loss	3,557	4,112
Tax Effect	929	1,074
Accumulated other comprehensive income after tax	2,628	3,038
Postretirement Benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net loss	117	151
Tax Effect	31	40
Accumulated other comprehensive income after tax	$ 86	$ 111